LEASES (Details Narrative)	Sep. 30, 2024	Dec. 31, 2023
Operating lease, remaining lease term		3 years 6 months 29 days
Imputed interest, rate	6.70%
Minimum [Member]
Operating lease, remaining lease term	3 years 1 month 6 days
Finance lease, remaining lease term	1 year 6 months	2 years 3 months
Imputed interest, rate	7.43%	7.97%
Maximum [Member]
Operating lease, remaining lease term	5 years 10 months 24 days
Finance lease, remaining lease term	3 years 3 months 18 days	4 years
Imputed interest, rate	8.07%	8.13%